Cover	Apr. 04, 2025
Document Information Line Items
Entity Registrant Name	CLASSOVER HOLDINGS, INC.
Entity Central Index Key	0002022308
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Apr. 04, 2025
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Classover Holdings, Inc. (“Pubco”) is filing this Amendment No. 1 on Form 8-K/A to Pubco’s Current Report on Form 8-K, dated April 4, 2025, which was originally filed on April 10, 2025 (the “Original 8-K”), to provide exhibits under Item 9.01(d) that were omitted from the Original 8-K. As previously disclosed in the Original 8-K, on April 4, 2025 (the “Closing Date”), Pubco, Battery Future Acquisition Corp, a Cayman Islands exempted company (“BFAC”), Class Over Inc., a Delaware corporation (“Class Over”), BFAC Merger Sub 1 Corp., a Delaware corporation (“Merger Sub 1”), and BFAC Merger Sub 2 Corp., a Delaware corporation (“Merger Sub 2” and together with Merger Sub 1, the “Merger Subs”), consummated the transactions contemplated by that certain Agreement and Plan of Merger (the “Business Combination Agreement”). This Amendment No. 1 is being filed to include the following exhibits discussed in the Original 8-K: --audited financial statements of Class Over Inc. and the related notes as of and for the years ended December 31, 2024 and 2023, which financial statements are being filed hereby as Exhibit 99.1. -- Class Over’s Management’s Discussion of Financial Condition and Results of Operations for the years ended December 31, 2024 and 2023, which discussion is being filed hereby as Exhibit 99.2. --unaudited pro forma condensed combined balance sheet as of December 31, 2024 and the unaudited pro forma condensed combined statement of profit or loss for the years ended December 31, 2024 and 2023, which pro forma information is being filed hereby as Exhibit 99.3. Except for the foregoing, this Amendment No. 1 does not amend the Original 8-K in any way and does not modify or update any other disclosures contained in the Original 8-K. This Amendment No. 1 supplements and does not supersede the Original 8-K. Accordingly, this Amendment No. 1 should be read in conjunction with the Original 8-K.
Class B Common Stock Member
Document Information Line Items
Security 12b Title	Class B Common Stock, par value $0.0001 per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class B Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ